INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible assets
Balance at beginning of the year	$ 76,704,869	$ 67,342,362
Balance at end of the year	173,783,956	76,704,869	$ 67,342,362
Gross carrying amount
Intangible assets
Balance at beginning of the year	94,229,557	78,019,203	42,832,837
Additions	11,202,720	5,538,723	32,404,339
Additions from business combination	96,818,958		2,923,897
Disposals			(3,900,639)
Foreign currency translation	55,383	10,671,631	3,758,769
Balance at end of the year	202,306,618	94,229,557	78,019,203
HB4 soy and breeding program
Intangible assets
Balance at beginning of the year	29,802,534	27,611,142
Balance at end of the year	31,679,681	29,802,534	27,611,142
HB4 soy and breeding program | Gross carrying amount
Intangible assets
Balance at beginning of the year	31,371,088	27,611,142	7,345,923
Additions	3,587,337	3,759,946	20,471,002
Disposals			(205,783)
Balance at end of the year	34,958,425	31,371,088	27,611,142
Integrated seed products
Intangible assets
Balance at beginning of the year	3,137,158	2,558,220
Balance at end of the year	2,841,008	3,137,158	2,558,220
Integrated seed products | Gross carrying amount
Intangible assets
Balance at beginning of the year	3,181,155	2,558,220	2,296,955
Foreign currency translation	38,653	622,935	261,265
Balance at end of the year	3,219,808	3,181,155	2,558,220
Microbiology products
Intangible assets
Balance at beginning of the year	5,792,348	3,996,657
Balance at end of the year	49,508,801	5,792,348	3,996,657
Microbiology products | Gross carrying amount
Intangible assets
Balance at beginning of the year	8,855,421	6,037,680	3,867,593
Additions	7,165,710	1,389,738	1,791,008
Additions from business combination	39,613,280
Disposals			(51,716)
Foreign currency translation	10,617	1,428,003	430,795
Balance at end of the year	55,645,028	8,855,421	6,037,680
Trademarks and patents
Intangible assets
Balance at beginning of the year	8,267,041	6,923,256
Balance at end of the year	59,760,753	8,267,041	6,923,256
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the year	12,183,045	9,824,171	8,432,746
Additions	49,748		4,834
Additions from business combination	55,420,441		499,329
Foreign currency translation		2,358,874	887,262
Balance at end of the year	67,653,234	12,183,045	9,824,171
Software
Intangible assets
Balance at beginning of the year	2,167,985	1,849,041
Balance at end of the year	1,987,690	2,167,985	1,849,041
Software | Gross carrying amount
Intangible assets
Balance at beginning of the year	5,176,373	3,784,593	2,088,929
Additions	399,925	389,039	2,205,796
Disposals			(711,441)
Foreign currency translation	6,113	1,002,741	201,309
Balance at end of the year	5,582,411	5,176,373	3,784,593
Customer loyalty
Intangible assets
Balance at beginning of the year	22,537,803	19,404,046
Balance at end of the year	23,006,023	22,537,803	19,404,046
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the year	28,462,475	23,203,397	18,800,691
Additions from business combination	1,785,237		2,424,568
Foreign currency translation		5,259,078	1,978,138
Balance at end of the year	30,247,712	28,462,475	23,203,397
GLA/ARA safflower | Gross carrying amount
Intangible assets
Additions			2,931,699
Disposals			(2,931,699)
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the year	5,000,000	5,000,000
Balance at end of the year	5,000,000	5,000,000	5,000,000
RG/RS/OX Wheat | Gross carrying amount
Intangible assets
Balance at beginning of the year	5,000,000	5,000,000
Additions			5,000,000
Balance at end of the year	$ 5,000,000	5,000,000	$ 5,000,000
Verdeca
Intangible assets
Additions from business combination		$ 18,400,000